Supplemental Oil and Gas Disclosures - Unaudited Information of Future Net Cash Flows For Oil and Gas Reserves, Net of Income Tax Expense (Parenthetical) (Detail) (USD $)
In Billions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Extractive Industries [Abstract]
Estimated future net cash flow before income tax expenses	10.00%
Total estimated future net cash flows before income tax expense discounted at 10 percent per annum	$ 48.2	$ 48.2
Total estimated future net cash flows	$ 1.95